Consolidated Statement of Stockholders Equity (Parenthetical) - $ / shares	1 Months Ended		9 Months Ended	12 Months Ended
	Jul. 31, 2013	Mar. 31, 2013	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 25, 2013
Equity Issuance [Line Items]
Issuance of preferred stock, shares	2,500,000
Exercise of options, shares			10,272	78,664	80,706
Common Stock [Member]
Equity Issuance [Line Items]
Issuance of preferred stock, shares			1,886,000		2,700,000
Exercise of stock options, shares				66,707	80,706
Common Stock Issued: Vesting of restricted stock, shares					2,899
Cashless exercise of options, shares				10,442
Cashless exercise of warrants, shares				40,047
Exercise of options, shares			6,812
Vesting of restricted stock, shares			30,000
Preferred Stock [Member]
Equity Issuance [Line Items]
Common Stock Issued: Preferred Series 1 Converted to Common Stock, shares	49,960
Common Stock Issued: Preferred Series A Converted to Common Stock, shares	810,057
Common Stock Issued: Preferred Series B Converted to Common Stock, shares	836,666
Common Stock Issued: Preferred Stock Dividend, shares	36,167
Series B Preferred Stock [Member]
Equity Issuance [Line Items]
Preferred Stock Issued, shares		1,891,419
Share Price						$ 2.67